Investments in Equity Accounted Investees - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of significant investments in associates and joint ventures [line items]
Fair value of investment in an equity accounted associate for which published price quotation is available	₨ 1,241.0	₨ 890.1
Carrying amount of investment in an equity accounted associate for which published price quotation is available	1,382.5	1,431.1
Chery Jaguar Land Rover Automotive Co. Limited [member]
Disclosure of significant investments in associates and joint ventures [line items]
Dividend received by a subsidiary in UK from Chery Jaguar Land Rover Automotive Co. Ltd.		6,063.9	₨ 1,990.3
Investments in subsidiaries		₨ 6,063.9